Income Taxes - Deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Stock-based compensation	$ 480	$ 955
PP&E and other accrued liabilities	899	642
Intangibles	780	1,659
Warrant revaluation	(2,895)	(947)
Tax loss carry forward	42,978	32,307
Total deferred tax assets	42,242	34,616
Valuation allowance	$ (42,242)	$ (34,616)